Earnings/ (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2019		2018		2017
	Basic LPS	Diluted LPS	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income / (loss)	$(32,057)	$(32,057)	$(52,895)	$(52,895)	$3,819	$3,819
Net income / (loss) available to common stockholders	(32,057)	(32,057)	(52,895)	(52,895)	3,819	3,819

Weighted average number of common shares outstanding	28,646,763	28,646,763	9,450,555	9,450,555	427,333	427,333
Effect of dilutive shares	-	-	-	-	-	28
Total shares outstanding	28,646,763	28,646,763	9,450,555	9,450,555	427,333	427,361

Earnings / (Loss) per common share	$(1.12)	$(1.12)	$(5.60)	$(5.60)	$8.94	$8.94